PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consists of the following assets which are located in Calgary, Canada, with all amounts converted into U.S. dollars:

	September 30, 2024	December 31, 2023
Lab equipment	$819,784	$836,709
Computer equipment and leasehold improvements	27,804	28,379
Less: Accumulated depreciation	(479,899)	(357,711)
Property and equipment, net of accumulated depreciation	$367,689	$507,377

Depreciation expense was $42,626 and $44,105 for the three months ended September 30, 2024 and 2023, respectively and $128,438 and $132,734 for the nine months ended September 30, 2024 and 2023, respectively.

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consists of the following assets which are located in Calgary, Canada and placed in service by Enveric Biosciences Canada, Inc. (“EBCI”), with all amounts translated into U.S. dollars:

	December 31, 2023	December 31, 2022
Lab equipment	$836,709	$831,123
Computer equipment and leasehold improvements	28,379	25,137
Less: Accumulated depreciation	(357,711)	(178,775)
Property and equipment, net of accumulated depreciation	$507,377	$677,485

Depreciation expense was $175,228 and $159,160 for the years ended December 31, 2023 and 2022, respectively.